Accounts Payable Trade and Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable trade and other accrued liabilities [Abstract]
Schedule of accounts payable trade and other accrued liabilities
	December 31,
	2020	2021

Trade accounts payable	$9,410,419	$6,910,451
Other accrued liabilities	697,631	898,404
	$10,108,050	$7,808,855